Cover - shares	12 Months Ended
	Dec. 31, 2022	May 01, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41677
Entity Registrant Name	CytoMed Therapeutics Limited
Entity Central Index Key	0001873093
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#08-22
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	GDTC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		11,529,328
Auditor Name	WWC, P.C
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#08-22
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
City Area Code	+65
Local Phone Number	6250 7738
Contact Personnel Name	Choo Chee Kong
Contact Personnel Email Address	peterchoo@cytomed.sg